Related party transactions	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Related party transactions
16.	Related party transactions

(a)	Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. The Board of Directors, President and Chief Executive Officer and Chief Financial Officer are key management personnel for all periods. The Vice-President, Commercial Operations was considered key management personnel until the conclusion of his employment in September 2017. Beginning in December 2016 and ending of October 2, 2017, the President and Chief Executive Officer of Apicore, was considered key management personnel. On May 9, 2016, the Company announced that the employment agreement with the Company’s then President and Chief Operating Officer had been terminated, effective immediately. For the year ended December 31, 2016, the now former President and Chief Operating Officer was included in key management personnel. The compensation pertaining to the President and Chief Executive Officer of Apicore has been included in the income from discontinued operations in the consolidated statements of net income and comprehensive income for the years ended December 31, 2017 and 2016 and his compensation has been excluded from the table below. Included in the table below is $750,000 relating to transaction bonuses which is included within the income from discontinued operations for the year ended December 31, 2017 on the consolidated statement net income and comprehensive income.

In addition to their salaries, the Company also provides non-cash benefits and participation in the Stock Option Plan. The following table details the compensation paid to key management personnel:

Year ended December 31	2017	2016	2015
Salaries, fees and short-term benefits	$1,463,106	$839,735	$914,062
Termination benefits	-	221,624	-
Share-based payments	139,189	145,398	107,554
	$1,602,295	$1,206,757	$1,021,616

As at December 31, 2017, the Company has $1,000 (2016 – $13,279; 2015 – $5,675) recorded within accounts payable and accrued liabilities relating to amounts payable to the members of the Company's Board of Directors for services provided. Beginning on February 22, 2013 and until June 30, 2015, these amounts bore interest at a rate of 5.5% per annum. For the years ended December 31, 2017 and 2016, there was no interest charged on amounts payable to the Company’s Board of Directors. For the year ended December 31, 2015, $4,517, was recorded within finance expense in relation to these amounts payable to the members of the Company's Board of Directors.

On May 9, 2016, the Company announced that the employment agreement with the Company’s President and Chief Operating Officer had been terminated, effective immediately. Included within selling, general and administrative expenses for the year ended December 31, 2016 is $221,624 pertaining to severance for the former President and Chief Operating Officer. All amounts pertaining to this severance were paid during 2016 and there is no additional liability in this regard.

(b)	Transactions with related parties

Directors and key management personnel control 16% of the voting shares of the Company as at December 31, 2017 (2016 – 17%).

During the year ended December 31, 2017 the Company paid GVI, a company controlled by the Chief Executive Officer, a total of $85,000 (2016 – $85,000; 2015 – $215,000) for business administration services, $212,000 (2016 – $222,500; 2015 – $176,051) in rental costs and $43,800 (2016 – $41,975; 2015 – $33,575) for commercial and information technology support services. As described in note 15(a), the business administration services summarized above are provided to the Company through a consulting agreement with GVI.

Clinical research services are provided through a consulting agreement with GVI Clinical Development Solutions Inc. ("GVI CDS"), a company controlled by the Chief Executive Officer. Pharmacovigilance and safety, regulatory support, quality control and clinical support are provided to the Company through the GVI CDS agreement. During the year ended December 31, 2017, the Company paid GVI CDS $715,623 (2016 – $592,464; 2015 – $330,764) for clinical research services.

Research and development services are provided through a consulting agreement with CanAm Bioresearch Inc. ("CanAm"), a company controlled by a close family member of the President and Chief Executive Officer. During the year ended December 31, 2017, the Company paid CanAm $458,424 (2016 – $560,205; 2015 – $399,580) for research and development services.

Beginning with the acquisition on December 1, 2016 (note 4) and ending with the Apicore Sales Transaction on October 2, 2017 (note 5), the Company incurred rental charges pertaining to leased manufacturing facilities and office space from Dap Dhaduk II LLC (“Dap Dhaduk”), an entity controlled by a minority shareholder and member of the board of directors of Apicore Inc. For the year ended December 31, 2017, the Company paid Dap Dhaduk $263,493 (2016 – $29,869) for rental expenses which are recorded within income from discontinued operations on the consolidated statements of net income and comprehensive income for the year ended December 31, 2017.

Beginning with the acquisition on December 1, 2016 (note 4) and ending with the Apicore Sales Transaction on October 2, 2017 (note 5), the Company purchased inventory from Aktinos Pharmaceuticals Private Limited and Aktinos HealthCare Private Limited (together, “Aktinos”), an entity significantly influenced by a close family member of the Chief Executive Officer of Apicore Inc. For the year ended December 31, 2017, the Company paid Aktinos $1,599,056 (2016 – $217,382) for purchases of inventory, which were included in assets of the Apicore business sold (note 5) in connection with the Apicore Sales Transaction.

Beginning with the acquisition on December 1, 2016 (note 4) and ending with the Apicore Sales Transaction on October 2, 2017 (note 5), the Company incurred research and development charges from Omgene Life Sciences Pvt. Ltd. (“Omgene”), an entity significantly influenced by a close family member of the Chief Executive Officer of Apicore Inc. For the year ended December 31, 2017, the Company paid Omgene $26,465 (2016 – nil), respectively for research and development services which are recorded within income from discontinued operations on the consolidated statements of net income and comprehensive income for the year ended December 31, 2017.

Beginning with the acquisition on December 1, 2016 (note 4) and ending with the Apicore Sales Transaction on October 2, 2017 (note 5), the Company incurred pharmacovigilance charges from 4C Pharma Solutions LLC (“4C Pharma”), an entity significantly influenced by a close family member of the Chief Executive Officer of Apicore Inc. For the year ended December 31, 2017, the Company paid 4C Pharma $5,690 (2016 – nil) for services provided which are recorded within income from discontinued operations on the consolidated statements of net income and comprehensive income for the year ended December 31, 2017.

These transactions were in the normal course of business and have been measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

As at December 31, 2017, included in accounts payable and accrued liabilities is $67,704 (2016 – $100,493) payable to GVI, $118,973 (2016 – $336,008) payable to GVI CDS, and $36,606 (2016 –$80,582) payable to CanAm. As at December 31, 2016, included in accounts payable and accrued liabilities is $467,250 payable to Aktinos. These amounts are unsecured, payable on demand and non-interest bearing.

Effective July 18, 2016, the Company renewed its consulting agreement with its Chief Executive Officer, through A.D. Friesen Enterprises Ltd., a company owned by the Chief Executive Officer, for a term of five years, at a rate of $300,000 annually, increasing to $315,000 annually, effective January 1, 2017. The Company may terminate this agreement at any time upon 120 days’ written notice. As at December 31, 2017, included in accounts payable and accrued liabilities is $125,000 (2016 – $54,380) payable to A.D. Friesen Enterprises Ltd. as a result of this consulting agreement. Any amounts payable to A.D. Friesen Enterprises Ltd. are unsecured, payable on demand and non-interest bearing.

Effective January 1, 2017, the Company renewed its consulting agreement with its Chief Financial Officer, through JFK Enterprises Ltd., a company owned by the Chief Financial Officer, for a one-year term, at a rate of $155,000 annually. The agreement may be terminated by either party, at any time, upon 30 days’ written notice. As at December 31, 2017, there are no amounts included in accounts payable and accrued liabilities (2016 – $22,313) payable to JFK Enterprises Ltd. as a result of this consulting agreement. Any amounts payable to JFK Enterprises Ltd. are unsecured, payable on demand and non-interest bearing. Subsequent to December 31, 2017, effective January 1, 2018, the Company renewed its consulting agreement with its Chief Financial Officer, through JFK Enterprises Ltd., for a one-year term, at a rate of $155,000 annually.